Investment Risks - WisdomTree International Adaptive Moving Average Fund	Mar. 06, 2026
Adaptive Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Adaptive Strategy Risk. In seeking to adapt to rising and falling trends in the international equity market, the Index and, therefore, the Fund, allocates its assets to equity or fixed income securities. These allocations and the timing of the allocations may result in performance that is less favorable than that of a portfolio that does not make such allocations. There can be no guarantee that the adaptive strategy will work as intended. The strategy may result in periods of underperformance, limit the Fund’s ability to participate in rising markets, and increase transaction costs.

Large-Capitalization Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Large-Capitalization Investing Risk. The Fund invests in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of these companies underperform securities of smaller capitalization companies or the market as a whole. Large-capitalization companies may adapt more slowly to new competitive challenges and be subject to slower growth during times of economic expansion.

U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed income and debt securities, particularly interest rate risk and credit risk, but may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. government securities to decline. In addition, U.S. government securities not backed by the full faith and credit of the U.S. government involve credit risk that is greater than other types of U.S. government securities.

Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Investment Risk. As with all investments, an investment in the Fund is subject to loss, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors, such as economic, financial or political events that impact the entire market, market segments, or specific issuers. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Shares of the Fund May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. The market prices of the Fund’s shares in the secondary market generally differ from the Fund’s daily NAV, and there may be times when the market price of the shares is more than the NAV (premium) or less than the NAV (discount). This risk is heightened in times of market volatility or periods of steep market declines. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

Capital Controls and Sanctions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to own or transfer currency, securities or other assets, which may potentially include derivative instruments related thereto. Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell, transfer, receive, deliver or otherwise obtain exposure to, foreign securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.

Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Cash Redemption Risk. The Fund generally redeems shares for cash or otherwise includes cash as part of its redemption proceeds. The Fund may be required to sell or unwind its portfolio investments to obtain the cash needed to pay out redemption proceeds. This may cause the Fund to recognize capital gains that it might not have recognized if it had satisfied such redemption requests with securities held by the Fund (i.e., redeemed its shares in kind). As a result, the Fund may pay out higher annual capital gains distributions than a fund that redeems its shares in kind.

Counterparty and Issuer Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Counterparty and Issuer Credit Risk. As a result of its financial condition, the issuer of a debt security or other instrument, or the counterparty to a derivative or other contract, may default, become unable to pay interest or principal due or otherwise fail to honor its obligations or be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in such situations. The value of an investment in the Fund may change quickly and without warning in response to issuer or counterparty defaults, changes in the credit ratings of the Fund’s portfolio investments and/or perceptions related thereto.

Currency Exchange Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may also change quickly, unpredictably, and without warning, and you may lose money.

Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Cybersecurity Risk. The Fund and its service providers may be susceptible to operational and information security risks resulting from a breach in cybersecurity, including cyber-attacks. A breach in cybersecurity, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, market makers, institutional investors authorized to purchase and redeem shares directly from the Fund (i.e., Authorized Participants), or the issuers of securities in which the Fund invests may subject the Fund to many of the same risks associated with direct cybersecurity breaches.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Derivatives Risk. Derivatives are financial instruments that derive their performance from an underlying reference asset, such as a currency or a commodity. Generally, derivatives are sophisticated investments that may pose risks that are different from or greater than those posed by investing directly in the underlying reference asset. For example, the return on a derivative instrument may not correlate with that of its underlying reference asset, and minimal requisite initial investments necessary to purchase derivatives positions may expose the Fund to losses in excess of those amounts. Derivatives also can be volatile and may be less liquid than other investments. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money. The Fund may use futures contracts to implement its principal investment strategies. Risks specific to futures contracts, as well as other risks related to the use of derivatives, generally, such as counterparty and issuer credit risk, are described in greater detail elsewhere in the Fund’s Prospectus. A futures contract is an agreement to buy or sell assets at a fixed price, but to be delivered and paid for later.

Financials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Financials Sector Risk. The Fund currently invests a significant portion of its assets in the Financials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Financials Sector includes, for example, companies engaged in banking, financial services, consumer finance, capital markets and insurance activities as well as financial exchanges, financial data providers and mortgage real estate investment trusts. This sector can be significantly affected by, among other things, changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital.

Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Foreign Securities Risk. Investments in non-U.S. securities, including depositary receipts, involve political, regulatory, and economic risks that may not be present in investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to currency fluctuations, political or economic instability, or geographic events that adversely impact issuers of foreign securities. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These additional risks may make investments in the Fund more volatile and potentially less liquid than other types of investments. These risks may be heightened to the extent the Fund invests in companies domiciled in or otherwise tied to developing or emerging market countries.

Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Investments in Japan
Investments in Japan are subject to risks associated with its economy’s dependence on the export market and consistent government support of its export market. Slowdowns in the Japanese export market may have a negative impact on the Japanese economy as a whole. Japan’s economy is also reliant on the economic strength of its key trading partners in the United States, China, and Southeast Asia. Japan also lacks many natural resources, and, as such, price increases, shortages, or volatility in the commodities market could have an adverse effect on Japan’s economy. Japan is also subject to risks associated with natural disasters and escalating political tension in the region.

Investments in the United Kingdom
Investments in the United Kingdom (“U.K.”) are subject to risks associated with the U.K.’s economy and uncertainties surrounding the U.K.’s exit from the EU single market and customs union (“Brexit”). The U.K.’s economic growth, as well as the strength of its currency, the British pound, may be affected by changes in the economic health of its primary trade partners across Europe and the United States. The U.K.'s economy is also heavily dependent on the export of financial services and may be impacted by a slowdown in the financial services sector.

Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Geopolitical Risk. Some countries and regions in which the Fund invests have and may continue to experience security concerns, war, threats of war, aggression and/or conflict, terrorism, economic uncertainty, sanctions or the threat of sanctions, natural and environmental disasters, the spread of infectious illness, widespread disease or other public health issues and/or systemic market dislocations that lead to increased short-term market volatility, have adverse long-term effects on the U.S. and world economies, and disrupt the orderly functioning of securities markets generally, which may negatively impact the Fund’s investments.

Index and Data Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Index and Data Risk. The Fund seeks to track the price and yield performance, before fees and expenses, of the Index. The Index may not perform as intended. The Index Provider has the right to make adjustments to the composition and/or operation of the Index or to cease making the Index available without regard to the particular interests of the Fund or its shareholders. If the computers or other facilities of the Index Provider, Index calculation agent, data providers and/or relevant stock exchange malfunction for any reason, calculation and dissemination of index values may be delayed and trading in Fund shares may be suspended for a period of time. Errors in index data, index calculations and/or the construction of the Index may occur from time to time and may not be identified and/or corrected by the Index Provider, Index calculation agent, or any other party for a period of time or at all, which may have an adverse impact on the Index as well as the Fund and its shareholders. The potential risk of a continuing error may be particularly heightened in the case of the Index, which is generally not used as a benchmark by other funds or managers.

Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Industrials Sector Risk. The Fund currently invests a significant portion of its assets in the Industrials Sector, and therefore, the Fund’s performance could be negatively impacted by events affecting this sector. The Industrials Sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, rapid technological developments, international political and economic developments, exchange rates, commodity prices, environmental issues, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Investment in Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Investment in Investment Companies Risk. Investing in other investment companies, including ETFs, money market funds, and other mutual funds, certain of which may be managed by the Adviser or an affiliate of the Adviser subjects the Fund to those risks affecting the other investment company, including the possibility that the value of the underlying securities held by the investment company could decrease or the portfolio becomes illiquid. Moreover, the Fund and its shareholders will incur its pro rata share of an underlying investment company’s expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the shares may trade at a discount or premium relative to the NAV of the shares and the listing exchange may halt trading of the shares.

Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Liquidity Risk. The Fund may invest in derivatives and other instruments that may be less liquid than other types of investments. The derivatives in which the Fund invests may not always be liquid. This could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Non-Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Correlation Risk. As with all index funds, the performance of the Fund and that of the Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs, while also managing cash flows and potential operational inefficiencies, not incurred by the Index. In addition, when markets are volatile, the ability to sell securities at fair market prices may be adversely affected and may result in additional trading costs and/or increase the non-correlation risk. The Fund’s use of sampling techniques also may affect its ability to achieve close correlation with the Index.

Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in a high portfolio turnover rate. Higher portfolio turnover may result in the Fund paying higher transaction costs and the distribution of additional capital gains, which may generate greater tax liabilities for shareholders who hold the shares in taxable accounts. Increased transaction costs and distributions of capital gains may negatively affect the Fund’s performance.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
■	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.